American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2024

Small Cap Value - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.5%
Triumph Group, Inc.(1)	1,295,000	24,164,700
Automobile Components — 1.7%
Patrick Industries, Inc.	285,000	23,677,800
Visteon Corp.(1)	755,000	66,983,600
		90,661,400
Banks — 23.7%
Ameris Bancorp	620,000	38,793,400
Atlantic Union Bankshares Corp.	775,000	29,357,000
Axos Financial, Inc.(1)	450,000	31,432,500
Banc of California, Inc.	1,980,000	30,610,800
Columbia Banking System, Inc.	3,610,000	97,506,100
CVB Financial Corp.	2,870,000	61,446,700
First BanCorp	2,425,000	45,080,750
First Interstate BancSystem, Inc., Class A	1,395,000	45,295,650
First Merchants Corp.	665,000	26,526,850
FNB Corp.	8,120,000	120,013,600
Home BancShares, Inc.	3,210,000	90,843,000
International Bancshares Corp.	397,500	25,106,100
Old National Bancorp	7,050,000	153,020,250
Pacific Premier Bancorp, Inc.	1,405,000	35,012,600
Popular, Inc.	705,000	66,312,300
Provident Financial Services, Inc.	776,782	14,657,876
SouthState Corp.	1,190,000	118,381,200
UMB Financial Corp.	850,000	95,931,000
Webster Financial Corp.	2,185,000	120,655,700
		1,245,983,376
Building Products — 0.6%
DIRTT Environmental Solutions(1)	7,095,240	4,931,192
Tecnoglass, Inc.	325,000	25,779,000
		30,710,192
Capital Markets — 0.5%
StoneX Group, Inc.(1)	276,250	27,064,212
Chemicals — 1.7%
Ingevity Corp.(1)	1,080,000	44,010,000
Minerals Technologies, Inc.	605,000	46,107,050
		90,117,050
Commercial Services and Supplies — 3.1%
Brink's Co.	1,135,000	105,293,950
Deluxe Corp.	1,230,000	27,785,700
Loomis AB	977,564	29,689,717
		162,769,367
Containers and Packaging — 2.5%
Graphic Packaging Holding Co.	4,520,000	122,763,200
Pactiv Evergreen, Inc.	576,589	10,073,010
		132,836,210
Distributors — 0.5%
A-Mark Precious Metals, Inc.	915,000	25,071,000
Diversified Consumer Services — 0.6%
KinderCare Learning Cos., Inc.(1)	1,895,000	33,731,000

Electrical Equipment — 0.5%
Sensata Technologies Holding PLC	930,000	25,482,000
Electronic Equipment, Instruments and Components — 1.7%
Avnet, Inc.	1,165,000	60,952,800
Ingram Micro Holding Corp.(1)	1,410,000	27,339,900
		88,292,700
Energy Equipment and Services — 2.3%
Cactus, Inc., Class A	280,000	16,340,800
ChampionX Corp.	3,805,000	103,457,950
		119,798,750
Financial Services — 6.1%
Compass Diversified Holdings(2)	4,090,000	94,397,200
Euronet Worldwide, Inc.(1)	830,000	85,357,200
EVERTEC, Inc.(2)	3,385,000	116,884,050
Repay Holdings Corp.(1)	3,250,000	24,797,500
		321,435,950
Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	225,000	15,909,750
Ground Transportation — 0.1%
Proficient Auto Logistics, Inc.(1)	996,818	8,044,321
Health Care Equipment and Supplies — 3.8%
Embecta Corp.	2,405,000	49,663,250
Enovis Corp.(1)	2,450,000	107,506,000
Envista Holdings Corp.(1)	2,195,000	42,341,550
		199,510,800
Health Care Providers and Services — 0.5%
Patterson Cos., Inc.	850,000	26,231,000
Health Care REITs — 0.3%
American Healthcare REIT, Inc.	560,000	15,915,200
Hotel & Resort REITs — 1.4%
Ryman Hospitality Properties, Inc.	710,000	74,081,400
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	1,800,000	19,224,000
Bloomin' Brands, Inc.	1,125,000	13,736,250
Boyd Gaming Corp.	840,000	60,933,600
Dave & Buster's Entertainment, Inc.(1)(3)	470,000	13,719,300
		107,613,150
Household Durables — 2.7%
Cavco Industries, Inc.(1)	20,000	8,924,600
Champion Homes, Inc.(1)	540,000	47,574,000
M/I Homes, Inc.(1)	185,000	24,595,750
Meritage Homes Corp.	205,000	31,533,100
Taylor Morrison Home Corp.(1)	515,000	31,523,150
		144,150,600
Household Products — 1.4%
Spectrum Brands Holdings, Inc.	890,000	75,196,100
Industrial REITs — 2.4%
Americold Realty Trust, Inc.	2,245,000	48,043,000
Terreno Realty Corp.	1,285,000	75,994,900
		124,037,900
Insurance — 4.1%
Axis Capital Holdings Ltd.	1,700,000	150,654,000
Bowhead Specialty Holdings, Inc.(1)	155,000	5,505,600
Fidelis Insurance Holdings Ltd.	1,629,669	29,545,899

Hamilton Insurance Group Ltd., Class B(1)	1,645,000	31,304,350
		217,009,849
Leisure Products — 2.3%
BRP, Inc.(3)	870,000	44,256,900
Brunswick Corp.	880,000	56,918,400
Solo Brands, Inc., Class A(1)(3)	4,490,000	5,118,600
Topgolf Callaway Brands Corp.(1)	1,900,000	14,934,000
		121,227,900
Machinery — 5.1%
Atmus Filtration Technologies, Inc.	810,000	31,735,800
Gates Industrial Corp. PLC(1)	4,245,000	87,319,650
Hillman Solutions Corp.(1)	2,520,000	24,544,800
Luxfer Holdings PLC	287,030	3,757,223
Timken Co.	1,720,000	122,756,400
		270,113,873
Media — 1.3%
Cable One, Inc.	140,000	50,696,800
Entravision Communications Corp., Class A(2)	7,008,683	16,470,405
Townsquare Media, Inc., Class A	433,603	3,941,451
		71,108,656
Oil, Gas and Consumable Fuels — 8.7%
Chord Energy Corp.	630,000	73,659,600
Crescent Energy Co., Class A	6,380,000	93,211,800
Mach Natural Resources LP	1,650,000	28,347,000
Magnolia Oil & Gas Corp., Class A	3,685,000	86,155,300
Northern Oil & Gas, Inc.	2,770,000	102,933,200
Permian Resources Corp.	4,205,000	60,467,900
TXO Partners LP	690,362	11,625,696
		456,400,496
Personal Care Products — 1.6%
Edgewell Personal Care Co.(2)	2,450,000	82,320,000
Professional Services — 2.8%
First Advantage Corp.(1)	890,000	16,669,700
IBEX Holdings Ltd.(1)	545,493	11,722,645
Korn Ferry	550,000	37,097,500
NV5 Global, Inc.(1)	1,695,000	31,933,800
Science Applications International Corp.	245,780	27,473,288
TriNet Group, Inc.	225,000	20,423,250
		145,320,183
Residential REITs — 0.6%
UMH Properties, Inc.	1,560,000	29,452,800
Semiconductors and Semiconductor Equipment — 2.8%
Amkor Technology, Inc.	1,375,000	35,323,750
Axcelis Technologies, Inc.(1)	810,000	56,594,700
Kulicke & Soffa Industries, Inc.	1,230,000	57,391,800
		149,310,250
Software — 0.6%
Teradata Corp.(1)	965,000	30,059,750
Specialized REITs — 0.7%
EPR Properties	805,000	35,645,400
Specialty Retail — 1.8%
MarineMax, Inc.(1)(2)	1,558,119	45,107,545
OneWater Marine, Inc., Class A(1)(2)(3)	1,315,379	22,861,287
Penske Automotive Group, Inc.	185,000	28,201,400
		96,170,232

Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	610,000	12,846,600
Tapestry, Inc.	925,000	60,430,250
		73,276,850
Tobacco — 0.6%
Turning Point Brands, Inc.	485,000	29,148,500
Trading Companies and Distributors — 4.6%
Beacon Roofing Supply, Inc.(1)	935,000	94,977,300
DXP Enterprises, Inc.(1)	495,000	40,896,900
GMS, Inc.(1)	1,095,000	92,888,850
Titan Machinery, Inc.(1)	930,000	13,140,900
		241,903,950
TOTAL COMMON STOCKS (Cost $4,332,987,790)		5,257,276,817
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,074	27,074
State Street Navigator Securities Lending Government Money Market Portfolio(4)	18,421,213	18,421,213
		18,448,287
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $1,278,179), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $1,253,046)		1,252,740
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $7,510,522), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $7,364,820)		7,363,000
		8,615,740
TOTAL SHORT-TERM INVESTMENTS (Cost $27,064,027)		27,064,027
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $4,360,051,817)		5,284,340,844
OTHER ASSETS AND LIABILITIES — (0.4)%		(20,264,055)
TOTAL NET ASSETS — 100.0%		$5,264,076,789

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	8,415,000	USD	774,095	Citibank N.A.	3/28/25	$(9,993)
USD	27,122,088	SEK	294,356,700	Citibank N.A.	3/28/25	393,801
						$383,808

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,555,124. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,015,181, which includes securities collateral of $1,593,968.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,227,587,100	$29,689,717	—
Short-Term Investments	18,448,287	8,615,740	—
	$5,246,035,387	$38,305,457	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$393,801	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,993	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2024 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.(1)	$44,654	—	$17,140	$(2,443)	—(1)	—(1)	$5,244	$650
Compass Diversified Holdings	106,630	$1,363	9,761	(3,835)	$94,397	4,090	(292)	3,273
Deluxe Corp.(1)	45,710	1,095	41,232	22,213	—(1)	—(1)	(17,456)	1,316
Edgewell Personal Care Co.	97,759	3,220	6,792	(11,867)	82,320	2,450	(249)	1,103
Entravision Communications Corp., Class A	13,046	—	5,748	9,172	16,470	7,009	(3,455)	1,175
EVERTEC, Inc.	130,872	16,318	15,496	(14,810)	116,884	3,385	(1,572)	520
IBEX Holdings Ltd.(1)(2)	14,979	1,310	9,759	5,193	—(1)	—(1)	49	—
MarineMax, Inc.(2)	58,704	4,994	16,370	(2,220)	45,108	1,558	(3,552)	—
OneWater Marine, Inc., Class A(2)(3)	37,440	1,271	3,077	(12,773)	22,861	1,315	(1,054)	—
	$549,794	$29,571	$125,375	$(11,370)	$378,040	19,807	$(22,337)	$8,037
(1)Company was not an affiliate at December 31, 2024.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.